ACQUISITIONS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended				0 Months Ended
	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2011 Beans	Jan. 02, 2011 Beans Customer relationship
ACQUISITIONS
Total consideration					$ 2,042
Cash consideration paid	9,004				574
Fair value of contingent consideration					1,468
Intangible assets acquired:
Intangible assets acquired						927
Goodwill		102,222	102,659	37,348	1,115
Total					2,042
Total consideration					$ 2,042
Estimated useful lives
Estimated useful lives						6 years